Concentrations and Risks - Schedule of Concentration Risk of Accounts Payable (Details) - Accounts Payable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Concentration Risk of Accounts Payable [Line Items]
Concentration on accounts payable	$ 1,318,961	$ 3,697,259
Concentration on accounts payable percentage	30.00%	60.60%
Supplier Concentration Risk [Member] | Company A [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Concentration on accounts payable	$ 1,318,961	$ 2,287,077
Concentration on accounts payable percentage	30.00%	37.50%
Supplier Concentration Risk [Member] | Company B [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Concentration on accounts payable		$ 728,171
Concentration on accounts payable percentage		11.90%
Supplier Concentration Risk [Member] | Company C [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Concentration on accounts payable		$ 682,011
Concentration on accounts payable percentage		11.20%